FINANCIAL RISK MANAGEMENT (Credit risk narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Trade receivables	$ 1,011,430
Credit risk
Disclosure of credit risk exposure [line items]
Financial assets, investments assessed as investment grade, percent	75.70%	65.70%
Trade receivables	$ 1,011,400	$ 635,000
Allowance for doubtful account	16,500	6,000
Financing Receivables, Equal to Greater than 1 Day Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	117,300	69,100
Performing Financial Instruments | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	910,700	571,900
Performance Guarantee | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	2,600	2,400
Credit Insurance | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	380,000	326,900
Guarantee Type, Other | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	$ 15,000	$ 7,600